Capital - Local capital regulations (Details) £ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 31, 2009	Apr. 30, 2009	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Estimated capital position with reconciliation to shareholders' equity
IFRS shareholders' equity				£ 17,267	£ 16,094	£ 14,667	£ 12,956
Surplus notes				7,664	6,280
Asia insurance operations | China
Local capital regulations
Minimum core solvency ratio			50.00%
Minimum comprehensive solvency ratio			100.00%
Asia insurance operations | Indonesia
Local capital regulations
Minimum net asset level expressed as a percentage of solvency capital			100.00%
Asia insurance operations | Malaysia
Local capital regulations
Minimum Supervisory Target Capital Level percentage			130.00%
Percentage of foreign equity ownership	49.00%	70.00%
Asia insurance operations | Singapore
Local capital regulations
Minimum financial resources required to meet capital adequacy guidelines | $			$ 5
Jackson (US insurance operations)
Local capital regulations
Decrease to statutory surplus from permitted practice				£ 129	355
Solvency II available capital as percentage of local requirement			100.00%	100.00%
Operations within segments | Asia insurance operations
Estimated capital position with reconciliation to shareholders' equity
IFRS shareholders' equity				£ 5,868	5,525
Unallocated surplus of with-profits funds				11,524	10,253
Remove deferred acquisition costs, goodwill and other intangibles				(1,850)	(1,515)
Other adjustments				631	306
Total adjustments				(1,219)	(1,209)
Total available capital of life assurance businesses on a local regulatory basis excluding with-profits funds				4,649	4,316
Operations within segments | Jackson (US insurance operations)
Estimated capital position with reconciliation to shareholders' equity
IFRS shareholders' equity				5,584	5,013
Deferred acquisition costs				(8,727)	(8,197)
Surplus notes				196	184
Investment and policyholder liabilities valuation differences between IFRS and regulatory basis for Jackson				7,217	5,325
Other adjustments				63	818
Total adjustments				(1,251)	(1,870)
Total available capital of life assurance businesses on a local regulatory basis excluding with-profits funds				£ 4,333	£ 3,143